Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 16,977	$ 17,311	$ 18,539
Taxable securities	2,538	2,648	3,216
Nontaxable securities	421	354	319
Other	82	77	31
Total interest and dividend income	20,018	20,390	22,105
INTEREST EXPENSE
Deposits	2,864	3,509	4,306
Short-term borrowings	139	201	271
Other borrowings	675	1,110	1,763
Total interest expense	3,678	4,820	6,340
NET INTEREST INCOME	16,340	15,570	15,765
PROVISION FOR LOAN LOSSES	950	1,235	1,337
Net interest income, after provision for loan losses	15,390	14,335	14,428
NONINTEREST INCOME
Service charges on deposit accounts	1,134	1,126	1,234
Trust services	677	655	547
Debit card interchange fees	631	507	393
Securities gain, net	237	148	152
Other-than-temporary impairment losses			(70)
Gain on sale of loans, net	219	242	463
Other income	610	597	524
Total noninterest income	3,508	3,275	3,243
NONINTEREST EXPENSES
Salaries and employee benefits	7,459	6,880	6,900
Occupancy expense	890	808	1,014
Equipment expense	524	497	539
Professional and director fees	713	631	641
Franchise tax expense	550	536	507
Marketing and public relations	320	322	350
Software expense	373	370	392
Debit card expense	253	232	199
Amortization of intangible assets	78	63	65
FDIC assessment expense	352	486	542
Branch acquisition expense	337
Other expenses	1,760	1,721	1,597
Total noninterest expenses	13,609	12,546	12,746
Income before income taxes	5,289	5,064	4,925
FEDERAL INCOME TAX PROVISION	1,602	1,568	1,534
NET INCOME	$ 3,687	$ 3,496	$ 3,391
NET INCOME PER SHARE
Basic	$ 1.35	$ 1.28	$ 1.24
Diluted	$ 1.35	$ 1.28	$ 1.24